Leases (Details) - Schedule of Weighted-Average Remaining Lease Term and Discount Rate	Feb. 29, 2024	Feb. 28, 2023
Schedule Of Weighted Average Remaining Lease Term And Discount Rate Abstract
Weighted-average remaining lease term (years)	2 years	2 years
Weighted-average discount rate	10.00%	10.00%